Fair Value Measurements (Details) - USD ($)		12 Months Ended
	Dec. 10, 2023	Dec. 31, 2023
Fair Value Measurements (Details) [Line Items]
Shares of common stock		2,796,554
Recycled shares	1,300,320
Additional shares	1,496,234
Total shares	2,796,554
Prepayment shortfall (in Dollars)		$ 500,000
Closing price per share (in Dollars per share)		$ 10
Sales rate		100.00%
Reset price per share (in Dollars per share)		$ 10
PIPE Subscription Agreement [Member]
Fair Value Measurements (Details) [Line Items]
Shares of common stock		1,300,320